Cover page	12 Months Ended
Feb. 29, 2020
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	Albertsons Companies, Inc.
Entity Central Index Key	0001646972
Entity Filer Category	Non-accelerated Filer
Amendment Flag	true
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Incorporation, State or Country Code	DE
Amendment Description	This Registration Statement contains a prospectus relating to an offering of shares of our common stock (for purposes of this Explanatory Note, the Common Stock Prospectus), together with separate prospectus pages relating to an offering of shares of our Series A preferred stock (for purposes of this Explanatory Note, the Series A Preferred Stock Prospectus).